FINANCIAL INSTRUMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Bills receivable	$ 1,232	¥ 8,500
Financial assets, class [member]
IfrsStatementLineItems [Line Items]
Accounts receivable: current	6,779	46,760	41,526
Accounts receivable: non-current	1,525	10,520	9,501
Financial assets included in other receivables	11,946	82,406	85,224
Bills receivable	1,232	8,500
Total	21,482	148,186	136,251
Total Current	19,957	137,666	126,750
Total Non-current	$ 1,525	¥ 10,520	¥ 9,501